Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 163,995	$ 139,548
Payments of lease liabilities, inclusive of interest paid	43,069	26,924	$ 25,649
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	35,129	32,685
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	37,128	33,275
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	19,865	28,033
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	17,179	18,634
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	15,832	11,463
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 38,862	$ 15,458